Property Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment Net
Property plant and equipment, net

Note 6 – Property plant and equipment, net

	Machinery and equipment	Computers	Office furniture and equipment	Leasehold improvements	Printers leased to clients	Raw Materials (*)	Total
	Thousand NIS	Thousand NIS	Thousand NIS	Thousand NIS	Thousand NIS	Thousand NIS	Thousand NIS
Cost
As of January 1, 2016	2,898	741	148	886	-	-	4,673
Additions	1,384	473	320	45	1,328	1,480	5,030
Disposals	(1,085)	-	-	-	-		(1,085)
As of December 31, 2016	3,197	1,214	468	931	1,328	1,480	8,618
Additions	6,428	243	27	4,879	980	-	12,557
Reclassification	2,426	-	50	-	(996)	(1,480)	-
Disposals	(169)	(14)	(21)	-	(270)	-	(474)
As of December 31, 2017	11,882	1,443	524	5,810	1,042	-	20,701

Depreciation accrued
As of January 1, 2016	117	119	13	10	-	-	259
Additions	266	328	21	68	49	-	732
Disposals	(85)	-	-	-	-	-	(85)
As of December 31, 2016	298	447	34	78	49	-	906
Additions	1,088	449	47	187	271	-	2,042
Reclassification	34	2	3	-	(39)		-
Disposals	(20)	(10)	(5)	-	(142)	-	(177)
As of December 31, 2017	1,400	888	79	265	139	-	2,771

Carrying amount
As of December 31, 2017	10,482	555	445	5,545	903	-	17,930
As of December 31, 2016	2,899	767	434	853	1,279	1,480	7,712

(*)	During the year ended December 31, 2016, the Group acquired raw materials for the building of its 3D printers, with the intention of leasing those printers to clients as a part of the Company’s beta plan. In 2017 the Company utilized the raw materials.

During the year ended December 31, 2017, the Group acquired property plant and equipment on credit in the amount of NIS 869,000 (During the year ended December 31, 2016: NIS 1,013,000).

During the year ended in December 31, 2016, the Group recognized an amount of NIS 1,328,000 as property plant and equipment in respect to printers that it leases to its clients. This amount include an amount of NIS 852,000 that was previously capitalized as an intangible asset.